CONDENSED CONSOLIDATED BALANCE SHEETS	Jun. 30, 2022 USD ($)
Current Assets:
Cash and cash equivalents	$ 2,827,563
Accounts receivable	738,516
Related party receivables	34,181
Prepaid expenses and other current assets	702,404
Total Current Assets	4,302,664
Capitalized internal-use software, net	1,309,394
Goodwill	1,248,664
Digital assets	6,115
Intangible assets, net	232,051
Property and equipment, net	368,602
Other assets	150,601
Total Assets	7,618,091
Current Liabilities:
Accounts payable	397,873
Related party payables	163,157
Accrued expenses	468,842
Deferred revenue	215,720
Short-term financial liability	118,920
Total Current Liabilities	1,364,512
Warrant liabilities	297,634
Non-convertible notes payable, non-current, plus accrued interest of $19,189 and $12,252, respectively	857,939
Long-term financial liability	148,222
Total Liabilities	2,668,307
Commitments and Contingencies, Note 13
Stockholders' Equity:
Series A Preferred Stock $0.01 par value, 2,000,000 shares authorized, no shares issued and outstanding at June 30, 2022 and December 31, 2021
Common stock $0.01 par value, 37,500,000 shares authorized, and 23,285,733 and 20,475,143 shares issued and outstanding at June 30, 2022 and December 31, 2021, respectively	232,857
Additional paid-in capital	36,240,605
Noncontrolling interest	161,439
Stockholders' notes receivable	(74,407)
Accumulated other comprehensive income	211,824
Accumulated deficit	(31,822,534)
Total Stockholders' Equity	4,949,784
Total Liabilities and Stockholders' Equity	$ 7,618,091